INCOME TAXES (Details) In Millions, unless otherwise specified	0 Months Ended			12 Months Ended			0 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Foreign Country [Member] Year 2005 [Member] USD ($)	Dec. 31, 2011 Foreign Country [Member] Year 2005 [Member] ILS	Dec. 31, 2011 Foreign Country [Member] Year 2006 [Member] USD ($)	Dec. 31, 2011 Foreign Country [Member] Year 2006 [Member] ILS
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments
The Company and its Israeli subsidiaries				$ 2,051	$ 2,511	$ 1,561
Non-Israeli subsidiaries				905	1,135	642
Income before income taxes				2,956	3,646	2,203
Effect of acquired research and development in process on non-Israeli companies						1,402
Income Tax Expense Benefit Continuing Operations By Jurisdiction
In Israel				71	139	48
Outside Israel				56	144	118
Income Tax Expense (Benefit), Total				127	283	166
Federal Income Tax Expense Benefit Continuing Operations
Current				689	560	408
Deferred income taxes-net and uncertain tax positions				(562)	(277)	(242)
Provision for income taxes				127	283	166
Effective Income Tax Rate Reconciliation
Statutory tax rate in Israel				24.00%	25.00%	26.00%
Different effective tax rates applicable to non-Israeli subsidiaries				(5.00%)	(1.00%)	(3.00%)
The Company and its Israeli subsidiaries - mainly tax benefits arising from reduced tax rates under benefit programs				(17.00%)	(18.00%)	(19.00%)
Increase in uncertain tax positions-net				2.00%	2.00%	4.00%
Effective consolidated tax rate				4.00%	8.00%	8.00%
Short-term deferred tax assets (liabilities)-net:
Inventory related	299	227		299	227
Sales reserves and allowances	268	166		268	166
Provisions for employee-related obligations, current	49	51		49	51
Carryforward losses and deductions, current	113	89		113	89
Provision for legal settlements	199	37		199	37
Other	13	(70)		13	(70)
Short-term deferred tax assets (liabilities)-gross	941	500		941	500
Valuation allowance-in respect of carryforward losses and deductions that may not be utilized	(21)	(21)		(21)	(21)
Short-term deferred tax assets (liabilities)-net	920	479		920	479
Long-term deferred tax assets (liabilities)-net:
Deferred Tax Liabilities Property Plant And Equipment	(185)	(131)		(185)	(131)
Intangible assets	(2,562)	(1,318)		(2,562)	(1,318)
Provisions for employee related obligations, noncurrent	40	56		40	56
Carryforward losses and deductions, noncurrent	591	351		591	351
Other	(1)	(39)		(1)	(39)
Long-term deferred tax assets (liabilities)-gross	(2,117)	(1,081)		(2,117)	(1,081)
Deferred Tax Assets Valuation Allowance Noncurrent	(431)	(190)		(431)	(190)
Long-term deferred tax assets (liabilities)-net	(2,548)	(1,271)		(2,548)	(1,271)
Deferred tax assets (liabilities) - net	(1,628)	(792)		(1,628)	(792)
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Balance at the beginning of the year				795	726	631
Increase related to prior year tax positions, net				(45)	20	98
Increase related to current year tax positions				131	47	35
Tax assessments settlements				(20)	(15)	(37)
Acquisition				52	13	0
Other				(6)	4	(1)
Balance at the end of the year	907	795	726	907	795	726
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	21	25	31				50	186	700	2,627
Balance of accrued potential penalties and interest in unrecognized tax benefits	115	94	70	115	94	70
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense	$ 21	$ 25	$ 31				$ 50	186	$ 700	2,627